Notes to the income statement - Financial income and expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Notes to the income statement
Income from cash equivalents	€ 564	€ 140
Foreign exchange gains	187	4,019
Fair value variation gains / losses	1,623
Total financial income	2,373	4,159
Interest cost	(1,941)	(120)
Foreign exchange losses	(683)	(49)
Other financial expenses	(23)	(7)
Total financial expenses	(2,646)	(177)
Net financial income	(273)	€ 3,983
Short-term deposits	€ 19,561		€ 16,798